Revenue, Other Income and Gains - Schedule of Disaggregated Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	¥ 980,650	$ 134,348	¥ 221,984	¥ 209,711
Sales of products [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	260,835	35,734	193,535	174,931
Others [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	41,400	5,672	28,449	34,780
Types of goods or services [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	980,650	134,348	221,984	209,711
Types of goods or services [Member] | Intellectual property income [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	678,415	92,942
Types of goods or services [Member] | Sales of products [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	260,835	35,734	193,535	174,931
Types of goods or services [Member] | Commercialization rights income [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	37,485	5,135	26,049	24,358
Types of goods or services [Member] | Others [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	3,915	537	2,400	10,422
At a point in time [Member] | Intellectual property income [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	678,415	92,942
At a point in time [Member] | Sales of products [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	260,835	35,734	193,535	174,931
At a point in time [Member] | Others [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue				7,252
Goods or services transferred over time [member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	980,650	134,348	221,984	209,711
Goods or services transferred over time [member] | Commercialization rights income [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	37,485	5,135	26,049	24,354
Goods or services transferred over time [member] | Others [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	¥ 3,915	$ 537	¥ 2,400	¥ 3,174